FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of assets based on categories	The following table summarizes assets and liabilities based on their categories at June 30, 2022.

	Carrying amount in statements of financial position	Non-financial assets and liabilities	Assets/ Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	4,457	—	4,457	—	—	—
Restricted cash	108	—	108	—	—	—
Trade accounts receivable and other	5,931	—	5,470	—	461	—
Inventories	23,303	23,303	—	—	—	—
Prepaid expenses and other current assets	7,189	1,922	1,290	—	—	3,977
Total current assets	40,988	25,225	11,325	—	461	3,977

Non-current assets:
Goodwill and intangible assets	4,307	4,307	—	—	—	—
Property, plant and equipment and biological assets	29,542	29,499	—	42	—	—
Investments in associates and joint ventures	10,992	10,992	—	—	—	—
Other investments	866	—	—		866	—
Deferred tax assets	7,974	7,974	—		—	—
Other assets	2,357	350	714	136	—	1,157
Total non-current assets	56,038	53,122	714	178	866	1,157
Total assets	97,026	78,347	12,039	178	1,327	5,134

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,719	—	2,719	—	—	—
Trade accounts payable and other	16,736	—	16,736	—	—	—
Short-term provisions	722	702	20	—	—	—
Accrued expenses and other liabilities	5,035	1,245	3,111	—	—	679
Income tax liabilities	757	757	—	—	—	—
Total current liabilities	25,969	2,704	22,586	—	—	679

Non-current liabilities:
Long-term debt, net of current portion	6,069	—	6,069	—	—	—
Deferred tax liabilities	2,489	2,489	—	—	—	—
Deferred employee benefits	3,517	3,517	—	—	—	—
Long-term provisions	1,534	1,530	4	—	—	—
Other long-term obligations	1,002	355	584	—	—	63
Total non-current liabilities	14,611	7,891	6,657	—	—	63

Equity:
Equity attributable to the equity holders of the parent	53,992	53,992	—	—	—	—
Non-controlling interests	2,454	2,454	—	—	—	—
Total equity	56,446	56,446	—	—	—	—
Total liabilities and equity	97,026	67,041	29,243	—	—	742
*Restricted cash and other restricted funds of 108 include a cash deposit of 60 in connection with various environmental obligations and true sales of receivables programs in ArcelorMittal South Africa and 20 in connection with the mandatory convertible bonds as of June 30, 2022.
Disclosure of liabilities based on categories	The following table summarizes assets and liabilities based on their categories at June 30, 2022.

	Carrying amount in statements of financial position	Non-financial assets and liabilities	Assets/ Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	4,457	—	4,457	—	—	—
Restricted cash	108	—	108	—	—	—
Trade accounts receivable and other	5,931	—	5,470	—	461	—
Inventories	23,303	23,303	—	—	—	—
Prepaid expenses and other current assets	7,189	1,922	1,290	—	—	3,977
Total current assets	40,988	25,225	11,325	—	461	3,977

Non-current assets:
Goodwill and intangible assets	4,307	4,307	—	—	—	—
Property, plant and equipment and biological assets	29,542	29,499	—	42	—	—
Investments in associates and joint ventures	10,992	10,992	—	—	—	—
Other investments	866	—	—		866	—
Deferred tax assets	7,974	7,974	—		—	—
Other assets	2,357	350	714	136	—	1,157
Total non-current assets	56,038	53,122	714	178	866	1,157
Total assets	97,026	78,347	12,039	178	1,327	5,134

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,719	—	2,719	—	—	—
Trade accounts payable and other	16,736	—	16,736	—	—	—
Short-term provisions	722	702	20	—	—	—
Accrued expenses and other liabilities	5,035	1,245	3,111	—	—	679
Income tax liabilities	757	757	—	—	—	—
Total current liabilities	25,969	2,704	22,586	—	—	679

Non-current liabilities:
Long-term debt, net of current portion	6,069	—	6,069	—	—	—
Deferred tax liabilities	2,489	2,489	—	—	—	—
Deferred employee benefits	3,517	3,517	—	—	—	—
Long-term provisions	1,534	1,530	4	—	—	—
Other long-term obligations	1,002	355	584	—	—	63
Total non-current liabilities	14,611	7,891	6,657	—	—	63

Equity:
Equity attributable to the equity holders of the parent	53,992	53,992	—	—	—	—
Non-controlling interests	2,454	2,454	—	—	—	—
Total equity	56,446	56,446	—	—	—	—
Total liabilities and equity	97,026	67,041	29,243	—	—	742
*Restricted cash and other restricted funds of 108 include a cash deposit of 60 in connection with various environmental obligations and true sales of receivables programs in ArcelorMittal South Africa and 20 in connection with the mandatory convertible bonds as of June 30, 2022.
Disclosure of fair value measurement of assets
The following tables summarize the bases used to measure certain assets and liabilities at their fair value.

As of June 30, 2022
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	791	—	75	866
Trade accounts receivable and other subject to TSR programs*	—	—	461	461
Derivative financial current assets	—	3,977	—	3,977
Derivative financial non-current assets	—	1,152	5	1,157
Total assets at fair value	791	5,129	541	6,461
Liabilities at fair value:
Derivative financial current liabilities	—	679	—	679
Derivative financial non-current liabilities	—	63	—	63
Total liabilities at fair value	—	742	—	742
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	1,069	—	77	1,146
Trade accounts receivable and other subject to TSR programs*	—	—	622	622
Derivative financial current assets	—	2,985	—	2,985
Derivative financial non-current assets	—	303	15	318
Total assets at fair value	1,069	3,288	714	5,071
Liabilities at fair value:
Derivative financial current liabilities	—	316	—	316
Derivative financial non-current liabilities	—	58	—	58
Total liabilities at fair value	—	374	—	374
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.The following table summarizes the reconciliation of the fair value of the call option on the 1,000 mandatory convertible bonds classified as Level 3 as of June 30, 2022 and December 31, 2021:

Call option on 1,000 mandatory convertible bonds
Balance as of December 31, 2020	59
Change in fair value	37
Balance as of June 30, 2021	96
Change in fair value	(81)
Balance as of December 31, 2021	15
Change in fair value	(10)
Balance as of June 30, 2022	5

Disclosure of fair value measurement of liabilities
The following tables summarize the bases used to measure certain assets and liabilities at their fair value.

As of June 30, 2022
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	791	—	75	866
Trade accounts receivable and other subject to TSR programs*	—	—	461	461
Derivative financial current assets	—	3,977	—	3,977
Derivative financial non-current assets	—	1,152	5	1,157
Total assets at fair value	791	5,129	541	6,461
Liabilities at fair value:
Derivative financial current liabilities	—	679	—	679
Derivative financial non-current liabilities	—	63	—	63
Total liabilities at fair value	—	742	—	742
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	1,069	—	77	1,146
Trade accounts receivable and other subject to TSR programs*	—	—	622	622
Derivative financial current assets	—	2,985	—	2,985
Derivative financial non-current assets	—	303	15	318
Total assets at fair value	1,069	3,288	714	5,071
Liabilities at fair value:
Derivative financial current liabilities	—	316	—	316
Derivative financial non-current liabilities	—	58	—	58
Total liabilities at fair value	—	374	—	374
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.The following table summarizes the reconciliation of the fair value of the call option on the 1,000 mandatory convertible bonds classified as Level 3 as of June 30, 2022 and December 31, 2021:

Call option on 1,000 mandatory convertible bonds
Balance as of December 31, 2020	59
Change in fair value	37
Balance as of June 30, 2021	96
Change in fair value	(81)
Balance as of December 31, 2021	15
Change in fair value	(10)
Balance as of June 30, 2022	5

Disclosure of derivative financial instruments
The portfolio associated with derivative financial instruments classified as Level 2 as of June 30, 2022 is as follows:

	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Foreign exchange rate instruments
Forward purchase of contracts	7,787	358	1,322	(30)
Forward sale of contracts	1,281	33	632	(91)
Exchange option purchases	1,120	12	213	(2)
Exchange options sales	900	31	394	(4)
Total foreign exchange rate instruments		434		(127)
Raw materials (base metal), freight, energy, emission rights and others
Term contracts sales	514	66	1,400	(411)
Term contracts purchases	3,493	4,627	928	(203)
Options sales/purchases	10	2	73	(1)
Total raw materials (base metal), freight, energy, emission rights and others		4,695		(615)
Total		5,129		(742)
The portfolio associated with derivative financial instruments classified as Level 2 as of December 31, 2021 is as follows:

	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Foreign exchange rate instruments
Forward purchase of contracts	3,845	133	1,023	(43)
Forward sale of contracts	2,685	16	1,431	(15)
Exchange option purchases	712	2	254	(7)
Exchange options sales	338	5	707	(2)
Total foreign exchange rate instruments		156		(67)
Raw materials (base metal), freight, energy, emission rights and others
Term contracts sales	121	1	644	(259)
Term contracts purchases	3,461	3,131	497	(48)
Total raw materials (base metal), freight, energy, emission rights and others		3,132		(307)
Total		3,288		(374)